PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 127,047	$ 122,415
Less: accumulated depreciation	(76,718)	(86,331)
Property and equipment, net	50,329	36,084
Depreciation	13,925	21,026	21,398
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	79,348	90,053
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	23,261	10,686
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,952	10,656
Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,194	4,368
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,627	2,999
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,465	1,406
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,317	1,365
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 883	$ 882